Label	Element	Value
Innovator U.S. Equity Accelerated ETF® - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Innovator U.S. Equity Accelerated ETF® - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Innovator U.S. Equity Accelerated ETF® - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $687.90 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)